Share capital (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Status of Plan

A summary of the status of the plan as of December 31, 2017 and 2016 is as follows (options are granted in CAD and USD amounts are calculated using prevailing exchange rates):

	Number of options	Weighted average exercise price
		CAD	USD
Outstanding, January 1, 2016	2,974,311	$0.60	$0.43

Issued	-	-	-
Exercised	(1,358,687)	0.57	0.42
Forfeited	(12,500)	0.52	0.39
Expired	-	-	-

Outstanding, December 31, 2016	1,603,124	0.63	0.47

Issued	-	-	-
Exercised	(247,500)	0.32	0.25
Forfeited	(10,937)	0.60	0.48
Expired	-	-	-

Outstanding, December 31, 2017	1,344,687	$0.69	$0.55

Summary of Information about Stock Options Outstanding

The following table summarizes information about the stock options outstanding at December 31, 2017:

		Options outstanding				Options exercisable
Exercise price			Weighted	Weighted	Weighted		Weighted	Weighted
$CAD	$USD	Number of options	average remaining contractual life (years)	average exercise price ($CAD)	average exercise price ($USD)	Number of options	average exercise price ($CAD)	average exercise price ($USD)

0.60 – 0.70	0.48 – 0.56	1,344,687	6.05	0.69	0.55	1,272,812	0.68	0.54

As at December 31, 2016:

		Options outstanding				Options exercisable
Exercise price			Weighted	Weighted	Weighted		Weighted	Weighted
$CAD	$USD	Number of options	average remaining contractual life (years)	average exercise price ($CAD)	average exercise price ($USD)	Number of options	average exercise price ($CAD)	average exercise price ($USD)

0.28 – 0.58	0.20 – 0.43	214,687	0.93	0.28	0.20	214,687	0.28	0.20
0.59 – 0.70	0.44 – 0.52	1,388,437	7.04	0.68	0.51	962,812	0.68	0.51

		1,603,124	6.23	0.63	0.47	1,177,499	0.61	0.45

Summary of Status of Plan for Other Equity Instruments

A summary of the status of the plan as of December 31, 2017 and 2016 is as follows:

	Time based share units	Performance based share units

Outstanding, January 1, 2016	509,000	1,000,000

Issued	704,000	1,350,000
Exercised	(80,000)	-
Forfeited	(65,000)	-
Expired	-	-

Outstanding, December 31, 2016	1,068,000	2,350,000

Issued	324,000	-
Exercised	(302,000)	(1,000,000)
Forfeited	(53,500)	-
Expired	-	-

Outstanding, December 31, 2017	1,036,500	1,350,000

Summary of Fair Value of Share Units Calculated Using Binomial Pricing Model

The fair value of these share units was calculated as of the grant date using a binomial pricing model with the following weighted average assumptions:

2016
Risk-free interest rate	1.04%
Expected volatility	62.0%
Pre-vest forfeiture rate	0%
Weighted average share price	CAD$7.26

Summary of Calculation of Basic Earnings Per Share

The calculation of basic earnings per share for the years ended December 31, 2017 and 2016 is as follows:

	2017			2016
	Net earnings	Weighted average number of common shares outstanding	Per share amount	Net earnings	Weighted average number of common shares outstanding	Per share amount

Net earnings attributable to shareholders:

Earnings per common share:
Basic	$6,558,966	73,712,670	$0.089	$10,564,233	71,826,884	$0.147
Share options		1,306,309			2,113,563
Share units		467,231			263,383

Diluted	$6,558,966	75,486,210	$0.087	$10,564,233	74,203,830	$0.142